COSTS ASSOCIATED WITH RESTRUCTURING ACTIVITIES (Details) - ACRE Capital - Employee termination costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Company's exit and disposal costs incurred
Total projected costs	$ 44	$ 799
Reconciliation of the liability attributable to exit and disposal costs incurred
Balance at the beginning of the period	225
Accruals	44	799
Payments	$ (269)	(574)
Balance at the end of the period		$ 225